Annual Total Returns - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - FidelitySAISustainableMunicipalIncomeSustainableConservativeIncomeMunicipalBondFunds-ComboPRO - Fidelity SAI Sustainable Municipal Income Fund
Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 13, 2022
Fidelity SAI Sustainable Municipal Income Fund
Bar Chart Table:
Annual Return 2023	8.04%